Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun. 01, 2012
Supplement [Text Block]	cfst41_SupplementTextBlock

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund,

Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and

Columbia Portfolio Builder Aggressive Fund (the “Funds”)

Supplement dated November 16, 2012 to the Prospectuses dated June 1, 2012

Effective on or about December 14, 2012, the following changes are hereby made to the Funds’ prospectuses:

Prior Name	New Name
Columbia Portfolio Builder Conservative Fund	Columbia Capital Allocation Conservative Portfolio (Conservative Fund)
Columbia Portfolio Builder Moderate Fund	Columbia Capital Allocation Moderate Portfolio (Moderate Fund)
Columbia Portfolio Builder Aggressive Fund	Columbia Capital Allocation Aggressive Portfolio (Aggressive Fund)

Accordingly, all references to these Funds’ current names are replaced with their new names effective on such date.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Investment Objective” in the Summary of the Fund is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Principal Investment Strategies of the Fund” in the Summary of the Fund section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a lower level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Conservative Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	0-40%*	50-90%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Fund invests in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the Columbia Capital Allocation Moderate Conservative Portfolio, which is available in a separate prospectus, the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a higher level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Moderate Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	10-70%*	30-75%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “equity”, “fixed income”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Fund may also invest in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have the highest level of overall investment risk relative to the other Funds offered in this prospectus.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Aggressive Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	25-100%*	0-50%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

Columbia Portfolio Builder Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst41_SupplementTextBlock

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund,

Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and

Columbia Portfolio Builder Aggressive Fund (the “Funds”)

Supplement dated November 16, 2012 to the Prospectuses dated June 1, 2012

Effective on or about December 14, 2012, the following changes are hereby made to the Funds’ prospectuses:

Prior Name	New Name
Columbia Portfolio Builder Conservative Fund	Columbia Capital Allocation Conservative Portfolio (Conservative Fund)
Columbia Portfolio Builder Moderate Fund	Columbia Capital Allocation Moderate Portfolio (Moderate Fund)
Columbia Portfolio Builder Aggressive Fund	Columbia Capital Allocation Aggressive Portfolio (Aggressive Fund)

Accordingly, all references to these Funds’ current names are replaced with their new names effective on such date.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Investment Objective” in the Summary of the Fund is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Principal Investment Strategies of the Fund” in the Summary of the Fund section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a lower level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Conservative Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	0-40%*	50-90%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Fund invests in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the Columbia Capital Allocation Moderate Conservative Portfolio, which is available in a separate prospectus, the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a higher level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Moderate Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	10-70%*	30-75%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “equity”, “fixed income”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Fund may also invest in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have the highest level of overall investment risk relative to the other Funds offered in this prospectus.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Aggressive Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	25-100%*	0-50%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

Columbia Portfolio Builder Moderate Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst41_SupplementTextBlock

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund,

Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and

Columbia Portfolio Builder Aggressive Fund (the “Funds”)

Supplement dated November 16, 2012 to the Prospectuses dated June 1, 2012

Effective on or about December 14, 2012, the following changes are hereby made to the Funds’ prospectuses:

Prior Name	New Name
Columbia Portfolio Builder Conservative Fund	Columbia Capital Allocation Conservative Portfolio (Conservative Fund)
Columbia Portfolio Builder Moderate Fund	Columbia Capital Allocation Moderate Portfolio (Moderate Fund)
Columbia Portfolio Builder Aggressive Fund	Columbia Capital Allocation Aggressive Portfolio (Aggressive Fund)

Accordingly, all references to these Funds’ current names are replaced with their new names effective on such date.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Investment Objective” in the Summary of the Fund is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Principal Investment Strategies of the Fund” in the Summary of the Fund section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a lower level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Conservative Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	0-40%*	50-90%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Fund invests in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the Columbia Capital Allocation Moderate Conservative Portfolio, which is available in a separate prospectus, the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a higher level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Moderate Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	10-70%*	30-75%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “equity”, “fixed income”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Fund may also invest in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have the highest level of overall investment risk relative to the other Funds offered in this prospectus.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Aggressive Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	25-100%*	0-50%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst41_SupplementTextBlock

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund,

Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and

Columbia Portfolio Builder Aggressive Fund (the “Funds”)

Supplement dated November 16, 2012 to the Prospectuses dated June 1, 2012

Effective on or about December 14, 2012, the following changes are hereby made to the Funds’ prospectuses:

Prior Name	New Name
Columbia Portfolio Builder Conservative Fund	Columbia Capital Allocation Conservative Portfolio (Conservative Fund)
Columbia Portfolio Builder Moderate Fund	Columbia Capital Allocation Moderate Portfolio (Moderate Fund)
Columbia Portfolio Builder Aggressive Fund	Columbia Capital Allocation Aggressive Portfolio (Aggressive Fund)

Accordingly, all references to these Funds’ current names are replaced with their new names effective on such date.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Investment Objective” in the Summary of the Fund is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Principal Investment Strategies of the Fund” in the Summary of the Fund section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a lower level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Conservative Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	0-40%*	50-90%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Fund invests in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the Columbia Capital Allocation Moderate Conservative Portfolio, which is available in a separate prospectus, the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a higher level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Moderate Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	10-70%*	30-75%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “equity”, “fixed income”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Fund may also invest in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have the highest level of overall investment risk relative to the other Funds offered in this prospectus.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Aggressive Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	25-100%*	0-50%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

Columbia Portfolio Builder Moderate Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst41_SupplementTextBlock

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund,

Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and

Columbia Portfolio Builder Aggressive Fund (the “Funds”)

Supplement dated November 16, 2012 to the Prospectuses dated June 1, 2012

Effective on or about December 14, 2012, the following changes are hereby made to the Funds’ prospectuses:

Prior Name	New Name
Columbia Portfolio Builder Conservative Fund	Columbia Capital Allocation Conservative Portfolio (Conservative Fund)
Columbia Portfolio Builder Moderate Fund	Columbia Capital Allocation Moderate Portfolio (Moderate Fund)
Columbia Portfolio Builder Aggressive Fund	Columbia Capital Allocation Aggressive Portfolio (Aggressive Fund)

Accordingly, all references to these Funds’ current names are replaced with their new names effective on such date.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Investment Objective” in the Summary of the Fund is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Principal Investment Strategies of the Fund” in the Summary of the Fund section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a lower level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Conservative Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	0-40%*	50-90%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Fund invests in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the Columbia Capital Allocation Moderate Conservative Portfolio, which is available in a separate prospectus, the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a higher level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Moderate Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	10-70%*	30-75%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “equity”, “fixed income”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Fund may also invest in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have the highest level of overall investment risk relative to the other Funds offered in this prospectus.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Aggressive Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	25-100%*	0-50%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

Columbia Portfolio Builder Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst41_SupplementTextBlock

Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Conservative Fund,

Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Moderate Aggressive Fund and

Columbia Portfolio Builder Aggressive Fund (the “Funds”)

Supplement dated November 16, 2012 to the Prospectuses dated June 1, 2012

Effective on or about December 14, 2012, the following changes are hereby made to the Funds’ prospectuses:

Prior Name	New Name
Columbia Portfolio Builder Conservative Fund	Columbia Capital Allocation Conservative Portfolio (Conservative Fund)
Columbia Portfolio Builder Moderate Fund	Columbia Capital Allocation Moderate Portfolio (Moderate Fund)
Columbia Portfolio Builder Aggressive Fund	Columbia Capital Allocation Aggressive Portfolio (Aggressive Fund)

Accordingly, all references to these Funds’ current names are replaced with their new names effective on such date.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Investment Objective” in the Summary of the Fund is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter-term investment horizon.

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer-term investment horizon.

For the Conservative Fund, the Moderate Fund and the Aggressive Fund, the “Principal Investment Strategies of the Fund” in the Summary of the Fund section is superseded and replaced as follows (information relating to Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Aggressive Fund remains unchanged):

For Columbia Capital Allocation Conservative Portfolio (formerly Columbia Portfolio Builder Conservative Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a lower level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Conservative Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	0-40%*	50-90%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For Columbia Capital Allocation Moderate Portfolio (formerly Columbia Portfolio Builder Moderate Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “fixed income”, “equity”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Fund invests in Underlying Funds categorized as fixed income, which can include those that invest in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Fund may also invest in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the Columbia Capital Allocation Moderate Conservative Portfolio, which is available in a separate prospectus, the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have a higher level of overall investment risk.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Moderate Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	10-70%*	30-75%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For Columbia Capital Allocation Aggressive Portfolio (formerly Columbia Portfolio Builder Aggressive Fund)

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

The Fund may invest in Underlying Funds categorized as “equity”, “fixed income”, “cash/cash equivalents”, and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. Under normal market circumstances, the Fund emphasizes investments in Underlying Funds categorized as equity, which can include those that invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap), geographic focus (domestic and international, including emerging markets) and sector focus (e.g., real estate, technology, infrastructure, natural resources). The Fund may also invest in Underlying Funds categorized as fixed income, which can include those investing in TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Relative to the other Funds offered in this prospectus (as well as Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, which are offered under a separate prospectus), the Fund will, under normal market circumstances, invest in a combination of securities that is expected to have the highest level of overall investment risk relative to the other Funds offered in this prospectus.

Under normal market circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each an asset class category and collectively the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

Aggressive Fund	Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
	25-100%*	0-50%*	0-40%*	0-40%*

*As a Percent of Fund net assets. Ranges include the net notional amounts of a Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.